Loan Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loan Receivable

14. LOAN RECEIVABLE

	December 31, 2018	December 31 2017
Loan receivable	$2,180,655	$-
	$2,180,655	$-

In September 2018, the Company entered into loan agreement with a certain unrelated third party, under which the Company loaned a total of $2,180,655 to this third party with interest rate of 6.09% per annum. The loan and accrued interest will be fully repaid by December 31, 2019 according to the agreement.